Cover Page	12 Months Ended
Sep. 30, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Sep. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--09-30
Entity Registrant Name	SIGNA Sports United N.V.
Entity Central Index Key	0001869858
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Accounting Standard	International Financial Reporting Standards
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	Kantstraße 164, Upper West
Entity Address, Country	DE
Entity Address, Postal Zip Code	10623
Entity Address, City or Town	Berlin
Entity Incorporation, State or Country Code	P7
Entity Common Stock, Shares Outstanding	334,473,371
ICFR Auditor Attestation Flag	false
Auditor Name	KPMG AG Wirtschaftsprüfungsgesellschaft
Auditor Firm ID	1021
Auditor Location	Düsseldorf, Germany
Entity File Number	001-41156
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Kantstraße 164, Upper West
Entity Address, Country	DE
Entity Address, Postal Zip Code	10623
Entity Address, City or Town	Berlin
Contact Personnel Name	Stephan Zoll
Contact Personnel Email Address	s.zoll@signa-sportsunited.com
Ordinary shares [member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value €0.12 per share
Trading Symbol	SSU
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase ordinary shares
Trading Symbol	SSU-WT
Security Exchange Name	NYSE